Equity Method Investment (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	May 31, 2020 USD ($)	Oct. 22, 2019 $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Jun. 01, 2020	May 11, 2020 shares	Nov. 15, 2019 shares	May 31, 2019 USD ($) shares	Jan. 18, 2019 shares	Oct. 12, 2018 shares
Schedule of Equity Method Investments [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares		1
Equity investment			$ 24,116	$ 173,298	$ 92,281
Payments to Acquire Equity Method Investments			0	1,500	100,000
us-gaap_ProceedsFromSaleOfEquityInvestments			0
Proceeds from Sale of Equity Method Investments	$ (42,700)		(42,711)	(1,547)	0
Dividends, Stock			0	(33,699)
Gain (Loss) on Investments			(106,471)	114,716
Investment in 2020 Bulkers, Change in Fair Value			$ 0	47	0
Equity Method Investment, Quoted Market Value				$ 173,298
Investment Owned, Balance, Shares | shares			2,160,000	4,400,000			2,160,000	4,400,000		5,400,000	54,100,000
Equity Method Investment, Ownership Percentage			3.70%								10.90%
Proceeds from Dividends Received			$ 1,087	$ 2,163	$ 541
Equity investment, aggregate cost									$ 1,500
Equity investment owned, balance, shares | shares									166,667
Equity Method Investment, Aggregate Cost			100,000
Scorpio Tankers [Member]
Schedule of Equity Method Investments [Line Items]
Payments to Acquire Equity Method Investments			0	0
2020 [Member]
Schedule of Equity Method Investments [Line Items]
Payments to Acquire Equity Method Investments				1,500
Scorpio Tankers [Member]
Schedule of Equity Method Investments [Line Items]
Common Stock, Dividends, Per Share, Declared | $ / shares		$ 0.0138
Equity investment			24,116	$ 173,298
Investment Owned, Balance, Shares | shares											54,100,000
Equity Method Investment, Ownership Percentage											10.90%
Equity Method Investment, Aggregate Cost			$ 100,000
Scorpio Services Holding Limited
Schedule of Equity Method Investments [Line Items]
Equity ownership by related party			0.200			0.161